Submission	Jul. 22, 2025
Submission [Line Items]
Central Index Key	0001518461
Registrant Name	AMPLITECH GROUP, INC.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES